Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Registrant Name	Ambow Education Holding Ltd.
Entity Central Index Key	0001494558
Current Fiscal Year End Date	--12-31